Prepayments and other current assets, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Prepayments And Other Current Assets Net
Provision for credit loss	$ 1,348	$ 373	$ 874